INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of income taxes benefit

	Years Ended March 31,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	42	149
Current	42	149

Deferred:
Federal	–	–
State and local	–	–
Foreign	(4,394)	(2,446)
Deferred	(4,394)	(2,446)
Provision for income taxes	$(4,352)	$(2,297)

Schedule of reconciliation income tax rates

	Years Ended March 31,
	2022	2021
Loss on ordinary activities before tax	$1,342	$–
Statutory U.S. income tax rate	21.0%	21.0%
Loss at statutory income tax rate	282	–
Losses (unrecognized)	(282)	–
Income tax benefit (expense)	$–	$–

Schedule of effective income tax rates

	Years Ended March 31,
	2022	2021
Loss on ordinary activities before tax	$4,127	$1,218
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	784	231

Change (increase) in deferred income tax rate	(6,998)	—
Recognition of deferred tax assets	722	—
Foreign currency effect	1,098	(2,542)
Other adjustments	—	96
Research and development credit	42	149
Losses (unrecognized)	—	(231)
Income tax expense	$(4,352)	$(2,297)

Schedule of reconciliation of financial statement loss to tax basis loss

	Year Ended March 31, 2022				Year Ended March 31, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax (loss)	$(1,342)	$(9,348)	$(4,127)	$(14,817)	$–	$(13,674)	$(1,218)	$(14,892)
Losses not subject to tax	–	9,348	–	9,348	–	13,674	–	13,674
Taxable (loss)	$(1,342)	$–	$(4,127)	$(5,469)	$–	$–	$(1,218)	$(1,218)

Schedule of deferred tax assets and liabilities

	As of March 31,
	2022	2021
Deferred tax assets:
Net operating loss	$(3,253)	$(1,689)
Deferred tax asset (unrecognized)	1,500	1,689
Deferred tax asset	(1,753)	–

Deferred tax liabilities:
In-process research and development	30,198	24,050
Deferred tax liability	30,198	24,050

Net deferred tax liability	$28,445	$24,050